Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 15. Fair Value Measurements
Assets and Liabilities that are Measured at Fair Value on a Recurring Basis:
For 3M, assets and liabilities that are measured at fair value on a recurring basis primarily relate to available-for-sale marketable securities and certain derivative instruments. Derivatives include cash flow hedges, interest rate swaps and net investment hedges. The information in the following paragraphs and tables primarily addresses matters relative to these financial assets and liabilities. Separately, there were no material fair value measurements with respect to nonfinancial assets or liabilities that are recognized or disclosed at fair value in the Company’s financial statements on a recurring basis for 2021 and 2020.
3M uses various valuation techniques, which are primarily based upon the market and income approaches, with respect to financial assets and liabilities. Following is a description of the valuation methodologies used for the respective financial assets and liabilities measured at fair value.
Available-for-sale marketable securities — except certain U.S. municipal securities:
Marketable securities, except certain U.S. municipal securities, are valued utilizing multiple sources. A weighted average price is used for these securities. Market prices are obtained for these securities from a variety of industry standard data providers, security master files from large financial institutions, and other third-party sources. These multiple prices are used as inputs into a distribution-curve-based algorithm to determine the daily fair value to be used. 3M classifies U.S. treasury securities as level 1, while all other marketable securities (excluding certain U.S. municipal securities) are classified as level 2. Marketable securities are discussed further in Note 11.
Available-for-sale marketable securities —certain U.S. municipal securities only:
3M holds municipal securities with several cities in the United States as of December 31, 2021. Due to the nature of these securities, the valuation method references the carrying value of the corresponding finance lease obligation, and as such, will be classified as level 3 securities separately.
Derivative instruments:
The Company’s derivative assets and liabilities within the scope of ASC 815, Derivatives and Hedging, are required to be recorded at fair value. The Company’s derivatives that are recorded at fair value include foreign currency forward and option contracts, interest rate swaps, and net investment hedges where the hedging instrument is recorded at fair value. Net investment hedges that use foreign currency denominated debt to hedge 3M’s net investment are not impacted by the fair value measurement standard under ASC 820, as the debt used as the hedging instrument is marked to a value with respect to changes in spot foreign currency exchange rates and not with respect to other factors that may impact fair value.
3M has determined that foreign currency forwards, currency swaps, foreign currency options, interest rate swaps and cross-currency swaps will be considered level 2 measurements. 3M uses inputs other than quoted prices that are observable for the asset. These inputs include foreign currency exchange rates, volatilities, and interest rates. Derivative positions are primarily valued using standard calculations/models that use as their basis readily observable market parameters. Industry standard data providers are 3M’s primary source for forward and spot rate information for both interest rates and currency rates, with resulting valuations periodically validated through third-party or counterparty quotes and a net present value stream of cash flows model.
The following tables provide information by level for assets and liabilities that are measured at fair value on a recurring basis.

			Fair Value Measurements Using Inputs Considered as
Description	Fair Value		Level 1		Level 2		Level 3
At December 31, (Millions)	2021	2020	2021	2020	2021	2020	2021	2020
Assets:
Available-for-sale:
Marketable securities:
Corporate debt securities	$—	$7	$—	$—	$—	$7	$—	$—
Commercial paper	109	237	—	—	109	237	—	—
Certificates of deposit/time deposits	14	31	—	—	14	31	—	—
U.S. treasury securities	75	125	75	125	—	—	—	—
U.S. municipal securities	30	34	—	—	—	—	30	34
Derivative instruments — assets:
Foreign currency forward/option contracts	119	37	—	—	119	37	—	—
Interest rate contracts	—	7	—	—	—	7	—	—

Liabilities:
Derivative instruments — liabilities:
Foreign currency forward/option contracts	24	106	—	—	24	106	—	—
Interest rate contracts	9	—	—	—	9	—	—	—
The following table provides a reconciliation of the beginning and ending balances of items measured at fair value on a recurring basis in the table above that used significant unobservable inputs (level 3).

Marketable securities — certain U.S. municipal securities only
(Millions)	2021	2020	2019
Beginning balance	$34	$46	$40
Total gains or losses:
Included in earnings	—	—	—
Included in other comprehensive income	—	—	—
Purchases and issuances	—	10	9
Sales and settlements	(4)	(22)	(3)
Transfers in and/or out of level 3	—	—	—
Ending balance	30	34	46
Change in unrealized gains or losses for the period included in earnings for securities held at the end of the reporting period	—	—	—
In addition, the plan assets of 3M’s pension and postretirement benefit plans are measured at fair value on a recurring basis (at least annually). Refer to Note 13.
Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis:
Disclosures are required for certain assets and liabilities that are measured at fair value, but are recognized and disclosed at fair value on a nonrecurring basis in periods subsequent to initial recognition. For 3M, such measurements of fair value primarily relate to indefinite-lived and long-lived asset impairments, goodwill impairments, and adjustment in carrying value of equity securities for which the measurement alternative of cost less impairment plus or minus observable price changes is used. There were no material long-lived asset impairments for 2019 and 2021. There were no material adjustments to equity securities using the measurement alternative for 2019 and 2021. 3M reflected an immaterial charge related to impairment of certain indefinite-lived assets and a net charge of $22 million related to adjustment to the carrying value of equity securities using the measurement alternative during the first quarter of 2020.
Fair Value of Financial Instruments:
The Company’s financial instruments include cash and cash equivalents, marketable securities, held-to-maturity debt securities, accounts receivable, certain investments, accounts payable, borrowings, and derivative contracts. The fair values of cash equivalents, accounts receivable, held-to-maturity debt securities, accounts payable, and short-term borrowings and current portion of long-term debt approximated carrying values because of the short-term nature of these instruments. Available-for-sale marketable securities, in addition to certain derivative instruments, are recorded at fair values as indicated in the preceding disclosures. To estimate fair values (classified as level 2) for its long-term debt, the Company utilized third-party quotes, which are derived all or in part from model prices, external sources, market prices, or the third-party’s internal records. Information with respect to the carrying amounts and estimated fair values of these financial instruments follow:

	December 31, 2021		December 31, 2020
(Millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt, excluding current portion	$16,056	$17,601	$17,989	$20,496
The fair values reflected above consider the terms of the related debt absent the impacts of derivative/hedging activity. The carrying amount of long-term debt referenced above is impacted by certain fixed-to-floating interest rate swaps that are designated as fair value hedges and by the designation of certain fixed rate Eurobond securities issued by the Company as hedging instruments of the Company’s net investment in its European subsidiaries. A number of 3M’s fixed-rate bonds were trading at a premium at December 31, 2021 and 2020 due to the lower interest rates and tighter credit spreads compared to issuance levels.